Employee benefit plans	12 Months Ended
Mar. 31, 2025
Retirement Benefits [Abstract]
Employee benefit plans

11. Employee benefit plans

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Salaries, bonus, allowances and benefits in kind	979,775	681,084	638,437
Retirement benefits	29,549	18,167	16,427
Provision for long service payments	2,572	(2,912)	6,965
	1,011,896	696,339	661,829